Acquisitions	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Acquisitions
9.	Acquisitions
The Cultured Nut Inc.
On February 23, 2021, the Company closed a share purchase agreement with the shareholders of The Cultured Nut Inc. (“
TCN
”) to purchase 100% of the issued and outstanding Class V Voting Shares, Class A
Non-Voting
Common Shares, Class D
Non-Voting
Common Shares and Class C
Non-Voting
Common Shares (collectively, the “
Shares
”). TCN, an artisan vegan cheese producer on the West Coast of Canada, with several innovative products including block style cheeses. In consideration for the acquisition of TCN, the Company agreed to pay the following:

●	$925,000 due on closing (paid);
●	139,676 common shares due on closing (issued);
●	$75,000 on August 30, 2021 (paid); and
●	Up to $1,000,000 contingent on the successful achievement of certain milestones related to the integration of TCN’s business over a 12-month period.
The Company also agreed to pay an amount equal to the closing working capital of TCN, equal to the difference between the current assets and current liabilities on the date of acquisition. The Company incurred acquisition-related costs of $119,222, which have been included in other expense in the consolidated statement of net loss and comprehensive loss.
The purchase price allocation for the acquisition of TCN is summarized as follows:

Acquisition consideration

Cash	$1,000,000

Fair value of common shares	790,566

Contingent consideration	698,000

Working capital consideration	36,219

Total acquisition consideration	$2,524,785

Fair value of TCN’s net assets acquired

Cash and cash equivalents	$ 3,895

Accounts receivable	14,218

Inventory	23,418

Prepaids and deposits	7,788

Right-of-use assets	127,043

Property and equipment	65,851

Goodwill	2,422,916

Accounts payable and accrued liabilities	(12,801)

Lease liabilities	(127,543)

Total fair value of TCN’s net assets acquired	$ 2,524,785
In accordance with the acquisition method of accounting, the acquisition cost has been allocated to the identifiable underlying assets acquired and liabilities assumed, based upon their estimated fair values at the date of acquisition.
The goodwill was attributable mainly to the expected synergies and future income and growth expected to be achieved from integrating TCN into the Company’s existing business. During the year ended December 31, 2021, the Company recorded an impairment of goodwill of $2,422,916 on the basis that such synergies from integration have not materialized to the extent initially expected and that the revenues from the cheese products under TCN that were acquired were significantly below the original forecasts made at the time of acquisition. The products under development at the time of acquisition were also determined to lack innovation as compared to original expectations.
Lloyd-James Marketing Group Inc.
On March 11, 2021, the Company closed a share purchase agreement with the sole shareholder of Lloyd-James Marketing Group Inc. (“
Lloyd-James
”) to purchase 100% of the issued and outstanding common shares (the “
Shares
”). Lloyd-James is a wholesale and food service broker who specializes in the plant-based food industry has a history of placement in large natural, speciality and conventional grocery retailers. In consideration for the acquisition of Lloyd-James, the Company agreed to pay the following:

●	$325,000 due on closing (paid);
●	62,329 common shares due on closing (issued); and
●	Up to $350,000 contingent on the successful achievement of certain milestones related to the integration of Lloyd-James business over a 12 month period.
The Company also agreed to pay an amount equal to the closing working capital of Lloyd-James, equal to the difference between the current assets and current liabilities on the date of acquisition. The Company incurred acquisition-related costs of $54,440, which have been included in other expense in the consolidated statement of net loss and comprehensive loss.
The purchase price allocation for the acquisition of Lloyd-James is summarized as follows:

Acquisition consideration

Cash	$325,000

Fair value of common shares	365,871

Contingent consideration	350,000

Working capital consideration	25,648

Total acquisition consideration	$1,066,519

Fair value of Lloyd-James’s net assets acquired

Cash and cash equivalents	$5,411

Accounts receivable	19,936

Goodwill	1,056,619

Accounts payable and accrued liabilities	(15,447)

Total fair value of Lloyd-James’s net assets acquired	$1,066,519
In accordance with the acquisition method of accounting, the acquisition cost has been allocated to the identifiable underlying assets acquired and liabilities assumed, based upon their estimated fair values at the date of acquisition.
The goodwill was attributable mainly to the skills and technical talent of Lloyd-James work force and the synergies expected to be achieved from integrating Lloyd-James into the Company’s existing business. During the year ended December 31, 2021, the Company recorded an impairment of goodwill of $1,056,619 on the basis that such synergies from integration have not materialized to the extent initially expected and that the cost savings, in terms of brokerage fees associated with the acquisition, were significantly below the original forecasts, particularly as the sales team was built-out,
as well as the fact any relationships associated with the acquisition did not result in viable acquisition targets as expected.